Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Taxes payable	$3,309	$2,554
Other payables and current liabilities	7,737	7,381
Total accrued expenses and other current liabilities	$11,046	$9,935

Accrued expenses and other current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Taxes payable	$2,554	$2,114
Other payables and current liabilities	7,381	6,517
Total accrued expenses and other current liabilities	$9,935	$8,631